Fair value measurements and financial risk management - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign exchange rates | Hedging instrument
Fair value measurements and financial risk management
Notional amount	$ 0	$ 0
Revenue Benchmark | Product Concentration Risk | Retail Dispensaries
Fair value measurements and financial risk management
Concentration risk percentage	73.00%	77.00%